Balances and transactions with related parties	12 Months Ended
Dec. 31, 2021
Balances and transactions with related parties [Abstract]
Balances and transactions with related parties
15	Balances and transactions with related parties

The accounts payable and transactions with related parties as of December 31, 2021 and 2020 are summarized as follows:

	2021		2020
	Receivable	Payable	Receivable	Payable
TMM División Marítima, S.A. de C.V. (a)	$65,057	$-	$42,228	$-
SSA México, S.A. de C.V. (b)	-	5,829	-	1,458
Investor (c)	-	139,137	-	-
	$65,057	$144,966	$42,228	$1,458

(a)	The accounts receivable is related to the maritime services provided to TMM DM by Grupo TMM. In September, 2020, the Company agreed through an agreement with this related party to forgive $98,859.

(b)	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.

(c)	Three lines of credit, each for $5.0 million at a fixed rate of 15.0% per annum, with principal and interest payments at maturity, originally provided for a maturity date of October 2022.

The most relevant transactions with related parties as of December 31, 2021, 2020 and 2019 are summarized as follows:

	2021	2020	2019
Revenue:
Maritime services (a)	$71,823	$131,137	$159,772
Shipping agency services (b)	419	499	758
	$72,242	$131,636	$160,530

Costs:
Sub-agency commissions (c)	$4,062	$107,692	$264,743

Expenses:
Other expenses (d)	$180	$440	$391

(a)	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and TMM DM.

(b)	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and TMM DM.

(c)	Shipping agency servicies provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.

(d)	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.

Transactions involving executive personnel for the years ended December 31, 2021, 2020 and 2019, include the following expenses:

	2021	2020	2019
Short-term benefits
Salaries	$28,697	$36,003	$40,851
Social security costs	1,843	1,633	497
	$30,540	$37,636	$41,348